Consolidated Statements of Changes in Shareholders' Equity $ in Thousands, $ in Thousands	Common Stock [Member] USD ($) shares	Common Stock [Member] HKD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] HKD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] HKD ($)	USD ($)	HKD ($)
Balance at Dec. 31, 2021		$ 9		$ 76,477		$ 28,987		$ 105,473
Dividends declared						(24,451)		(24,451)
Net loss						(944)		(944)
Balance at Dec. 31, 2022		$ 9		76,477		3,592		80,078
Balance, shares at Dec. 31, 2022 | shares	12,000,000	12,000,000
Net loss						(6,014)		(6,014)
Dividends made through reduction in amount due from the shareholder				(13,322)				(13,322)
Balance at Dec. 31, 2023		$ 9		63,155		(2,422)		60,742
Balance, shares at Dec. 31, 2023 | shares	12,000,000	12,000,000
Net loss						(5,523)	$ (710)	(5,523)
Balance at Dec. 31, 2024	$ 1	$ 9	$ 8,130	$ 63,155	$ (1,023)	$ (7,945)	$ 7,108	$ 55,219
Balance, shares at Dec. 31, 2024 | shares	12,000,000	12,000,000